Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	December 31, 2023	December 31, 2022
Raw materials	$2,918,623	$3,178,710
Finished goods	168,278	300,895
Working in process (“WIP”)	6,613,837	4,122,633
Ending balance	$9,700,738	$7,602,238